Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value on a Recurring Basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2023 and December 31, 2022 and indicates the fair value of held to maturity securities as follows.

Description	Level	June 30, 2023	December 31, 2022
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$—	$—

Liabilities:
Derivative Warrant Liability – Private Warrant	3	$10,183	$10,643
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022 and 2021 and indicates the fair value of held to maturity securities as follows.
	Level	December 31, 2022	December 31, 2021
Description
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$—	$47,387,687

Liabilities:
Derivative Warrant Liability – Private Warrant	3	$10,643	$180,479

Schedule of Level 3 Fair Value Measurements Inputs

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s warrants at their measurement dates:

	June 30, 2023	December 31, 2022
Volatility	3.18%	3.40%
Share price	11.30	10.72
Expected life of the warrants to convert	5.06	5.23
Risk free rate	4.17%	4.04%
Dividend yield	0.00%	0.00%
The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s warrants at their measurement dates:
	December 31, 2022	December 31, 2021
Volatility	3.40%	10.50%
Share price	10.72	10.20
Expected life of the warrants to convert	5.23	5.56
Risk free rate	4.04%	1.37%
Dividend yield	0.00%	0.00%

Schedule of Fair Value of the Derivative Warrant Liabilities

The change in the fair value of the derivative warrant liabilities for the six months ended June 30, 2023 and 2022 were as below:

Derivative Warrant Liabilities as of December 31, 2021	$180,479
Change in fair value of derivative warrant liabilities	(5,041)
Derivative Warrant Liabilities as of March 31, 2022	$175,438
Change in fair value of derivative warrant liabilities	(56,342)
Derivative Warrant Liabilities as of June 30, 2022	$119,096

Derivative Warrant Liabilities as of December 31, 2022	$10,643
Change in fair value of derivative warrant liabilities	925
Derivative Warrant Liabilities as of March 31, 2023	$11,568
Change in fair value of derivative warrant liabilities	(1,385)
Derivative Warrant Liabilities as of June 30, 2023	$10,183
The change in the fair value of the derivative warrant liabilities for the years ended December 31, 2022 and 2021 was as below:
Derivative Warrant Liabilities as of December 31, 2020	$247,634
Change in fair value of derivative warrant liabilities	(67,155)
Derivative Warrant Liabilities as of December 31, 2021	$180,479

Derivative Warrant Liabilities as of December 31, 2021	$180,479
Change in fair value of derivative warrant liabilities	(169,836)
Derivative Warrant Liabilities as of December 31, 2022	$10,643